Redeemable Convertible Preferred Stock- Conversion prices (Details)	Dec. 31, 2020 $ / shares
Temporary Equity [Line Items]
Conversion ratio	1
Series A redeemable convertible preferred stock
Temporary Equity [Line Items]
Conversion Price	$ 4.0212
Series B redeemable convertible preferred stock
Temporary Equity [Line Items]
Conversion Price	5.6550
Series C redeemable convertible preferred stock
Temporary Equity [Line Items]
Conversion Price	6.6717
Series D redeemable convertible preferred stock
Temporary Equity [Line Items]
Conversion Price	$ 9.4859